Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Transactions Affecting Allowance for Doubtful Accounts

Transactions affecting the allowances for doubtful accounts receivable during the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Balance, beginning of year	$4.6	$3.9	$4.9
Provisions charged to expense	3.1	0.5	1.4
Write-offs and other	(1.3)	0.2	(2.4)

Balance, end of year	$6.4	$4.6	$3.9